SUPPLEMENT DATED OCTOBER 31, 2008
TO THE PROSPECTUSES FOR PRINCIPAL FUNDS, INC.
DATED FEBRUARY 29, 2008

This supplement updates information currently in the prospectus. Not every fund listed in this supplement is available in each share class.

Inflation Protection Fund (class C shares only)

The example number for Class C shares in year 3 if you do not sell your shares should be $1,969 (page 122).

MidCap Value Fund II (formerly known as the Partners MidCap Value Fund)

As of October 31, 2008, Neuberger Berman Management, Inc. will no longer serve as a sub-advisor to this Fund. Jacobs Levy Equity Management, Inc. will continue to serve as the sub-advisor.

Short-Term Bond Fund and Ultra Short Bond Fund

Effective November 1, 2008, Zeid Ayer will no longer serve as a portfolio manager for these Funds. Doug Earney will serve as a portfolio manager with Craig Dawson. They will operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Doug Earney, CFA. Mr. Earney is a portfolio manager with Principal Global Investors, LLC. His current responsibilities include managing multi-sector portfolios including long duration, stable value, and third-party insurance company mandates. Mr. Earney’s prior responsibilities have included asset allocation, risk management, and investment strategy development for multi-asset class portfolios. He joined the firm in 2000 and has served as a portfolio manager for the Short-Term Bond Fund and Ultra Short Bond Fund since 2008. He earned a bachelor's degree in mechanical engineering from Iowa State University and an MBA in finance and accounting from the University of Chicago. Mr. Earney has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

SUPPLEMENT DATED NOVEMBER 3, 2008
TO THE PRINCIPAL FUNDS, INC.
STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 30, 2008

MidCap Value Fund II (formerly known as the Partners MidCap Value Fund)

As of October 31, 2008, Neuberger Berman Management, Inc. will no longer serve as a sub-advisor to this Fund. Jacobs Levy Equity Management, Inc. will continue to serve as the sub-advisor.

PRINCIPAL FUNDS, INC.
PORTFOLIO MANAGER QUESTIONNAIRE

Principal Funds, Inc. Short-Term Bond Fund
Name of Fund(s)

Doug Earney
Name of Portfolio Manager

(Please use one form per Portfolio Manager)

Principal Global Investors
Firm Name

For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio.

The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.

Please provide the following information as of October 31, 2007 (the Fund's most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date. This information is presented as of the following date: September 30, 2008.

1. For the Portfolio Manager, please provide:

- the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	NUMBER OF ACCOUNTS	TOTAL ASSETS
➢ registered investment companies:	2	$372,902,824.02
➢ other pooled investment vehicles:	1	$34,333,454.91
➢ other accounts:	5	$1,058,834,910.10

- the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	NUMBER OF ACCOUNTS	TOTAL ASSETS
➢ registered investment companies:	0	0
➢ other pooled investment vehicles:	0	0
➢ other accounts:	0	0

- a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

N/A

Page 1 of 2

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

- **Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate**
- **Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).**
- **Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.**
- **Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.**

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, \$1 - \$10,000; \$10,001 - \$50,000; \$50,001 - \$ 100,000; \$100,001 - \$500,000; \$500,001 - \$1,000,000; or over \$1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

None

Minoo [signature]
(Signature of person authorized to sign on behalf of the Sub-Advisor)

10/22/08
(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Page 2 of 2

PRINCIPAL FUNDS, INC.
PORTFOLIO MANAGER QUESTIONNAIRE

Principal Funds, Inc. Ultra-Short Bond Fund
Name of Fund(s)

Doug Earney
Name of Portfolio Manager

(Please use one form per Portfolio Manager)

Principal Global Investors
Firm Name

For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio.

The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.

Please provide the following information as of October 31, 2007 (the Fund's most recently completed fiscal year). If the questionnaire is being completed for a newly identified portfolio manager, provide the information as of the most recent practicable date. This information is presented as of the following date: September 30, 2008.

1. For the Portfolio Manager, please provide:

- the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	NUMBER OF ACCOUNTS	TOTAL ASSETS
➢ registered investment companies:	2	$372,902,824.02
➢ other pooled investment vehicles:	1	$34,333,454.91
➢ other accounts:	5	$1,058,834,910.10

- the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	NUMBER OF ACCOUNTS	TOTAL ASSETS
➢ registered investment companies:	0	0
➢ other pooled investment vehicles:	0	0
➢ other accounts:	0	0

- a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

N/A

Page 1 of 2

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

None

[signature]

(Signature of person authorized to sign on behalf of the Sub-Advisor)

10/22/08

(Date)

Mimo Sallerberg.

(Printed Name of person signing)

CCO-North America

(Title of person signing)

Page 2 of 2